Document and Entity Information	Dec. 16, 2019
Cover [Abstract]
Entity Address, Address Line Two	1st Floor
Amendment Flag	false
Entity Central Index Key	0001611647
Document Type	8-K
Document Period End Date	Dec. 16, 2019
Entity Registrant Name	FRESHPET, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36729
Entity Tax Identification Number	20-1884894
Entity Address, Address Line One	400 Plaza Drive
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	(201)
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false